Form N-CSR Cover	12 Months Ended
Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
Entity Central Index Key	0001083387
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report